Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2011	Dec. 31, 2006	Jun. 30, 2021	Dec. 31, 2015	Dec. 31, 2012	Dec. 31, 2010
Class of Stock [Line Items]
Number of preferred stock shares authorized	50,000,000	50,000,000
Number of common stock shares authorized	4,000,000,000	4,000,000,000
Number of common stock shares outstanding	1,500,000,000	1,500,000,000
Number of common stock shares reserved for future issuance	36,000,000
Remaining authorized share repurchase amount	$ 3,000
Preferred stock outstanding	225,510	209,510
Stock repurchase program, Shares repurchased during period value								$ 1,500
Series F [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued										44,000
Liquidation preference per share										$ 25,000
Issuance costs of redeemed preferred stock	$ (12)
Preferred stock outstanding		44,000
Series K [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued			23,000
Liquidation preference per share			$ 25,000
Preferred stock dividend rate fixed percentage			5.50%
Redemption period of preferred stock			90 days
Preferred stock redemption date	Oct. 15, 2023
Preferred stock outstanding	23,000	23,000
Series A [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued						6,764					5,746
Liquidation preference per share						$ 100,000
Preferred stock dividend rate fixed percentage						3.50%
Preferred stock dividend rate variable percentage						1.02%
Preferred stock outstanding	12,510	12,510
Series A [Member] | Noncontrolling Interests [Member]
Class of Stock [Line Items]
Liquidation preference per share							$ 100,000
Preferred stock dividend rate variable percentage							1.147%
Minority interest preferred stock, shares issued							5,000
Number of stock repurchased during period					500
Preferred stock outstanding	4,500
Series B [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued							40,000
Liquidation preference per share							$ 25,000
Preferred stock dividend rate fixed percentage							3.50%
Preferred stock dividend rate variable percentage							0.60%
Preferred stock outstanding	40,000	40,000
Series I [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued									30,000
Liquidation preference per share									$ 25,000
Issuance costs of redeemed preferred stock	$ (5)
Preferred stock outstanding		30,000
Series J [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued				40,000
Liquidation preference per share				$ 25,000
Preferred stock dividend rate fixed percentage				2.914%
Redemption period of preferred stock				90 days
Preferred stock redemption date	Apr. 15, 2027
Preferred stock outstanding	40,000	40,000
Series L [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued		20,000
Liquidation preference per share		$ 25,000
Preferred stock dividend rate fixed percentage		3.75%
Redemption period of preferred stock		90 days
Preferred stock redemption date	Jan. 15, 2026
Preferred stock outstanding	20,000	20,000
Series M [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	30,000
Liquidation preference per share	$ 25,000
Preferred stock dividend rate fixed percentage	4.00%
Redemption period of preferred stock	90 days
Preferred stock redemption date	Apr. 15, 2026
Preferred stock outstanding	30,000
Series N [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	60,000
Liquidation preference per share	$ 25,000
Preferred stock dividend rate fixed percentage	3.70%
Redemption period of preferred stock	90 days
Preferred stock redemption date	Jan. 15, 2027
Preferred stock outstanding	60,000
Preferred stock variable dividend rate spread	2.541%